Discontinued Operations (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Revenues:
Bidding Credits used in auctions						$ 22,390,910
Bidding Credits broken in auctions						$ 3,075,312
Credits breakage recognized					$ 5,601,656
Gross revenues					$ 5,601,656	$ 25,466,222
Sale of goods and handling fees						1,668,897
Auctioned value of gift cards						706,913,874
Less: Cost of gift cards auctioned						(724,264,261)
Net auctioned value of gift cards						(15,681,490)
Net revenues					$ 5,601,656	9,784,732
Cost of revenues:
Commissions paid on sales of Credits						7,174,715
Cost of goods sold at auctions						63,086
Total cost of revenues						7,237,801
Income from discontinued operations					$ 5,601,656	$ 2,546,931
Income taxes
Income from discontinued operations, net of taxes	$ 136,641	$ 994,003	$ 385,532	$ 5,268,086	$ 5,601,656	$ 2,546,931